Seller	Alt ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	7349204	Closed	2024-10-15 19:08	2024-10-16 22:32	Resolved	1 - Information	Credit	Missing Doc	Missing Final Application - Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-10/16/2024 Ready for Review-Document Uploaded. - Buyer-10/16/2024 Open-The Final 1003 is Not Executed A final application executed by the borrower was not provided. - Due Diligence Vendor-10/15/2024		Resolved-The Final 1003 is Executed - Due Diligence Vendor-10/16/2024	Final 1003 XXXX.pdf			XX	Primary Residence	Purchase	NA	2603871	N/A	N/A
XXXX	2551491	Closed	2024-10-02 15:15	2024-10-03 17:52	Resolved	1 - Information	Compliance	Missing Doc	Final Closing Disclosure is missing or incomplete	Resolved-Lender provided required documentation. Condition Cleared. - Due Diligence Vendor-10/03/2024 Ready for Review-Document Uploaded. - Buyer-10/03/2024 Open-Final Closing Disclosure is missing or incomplete The subject is in a dry funding state, missing the PCCD or confirmation the figures on the consummation CD did not change. - Due Diligence Vendor-10/02/2024		Resolved-Lender provided required documentation. Condition Cleared. - Due Diligence Vendor-10/03/2024	XXXX PCCD w cover and email proof.pdf			XX	Primary Residence	Refinance	Cash Out - Other	2505527	N/A	N/A
XXXX	2551491	Closed	2024-10-02 12:21	2024-10-03 17:47	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-The Lender provided the required documentation. Condition cleared. - Due Diligence Vendor-10/03/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-10/03/2024 Ready for Review-Document Uploaded. - Buyer-10/02/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-10/02/2024		Resolved-The Lender provided the required documentation. Condition cleared. - Due Diligence Vendor-10/03/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-10/03/2024	SSR.pdf			XX	Primary Residence	Refinance	Cash Out - Other	2503055	N/A	N/A